Investor A C Institutional And Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK EQUITY DIVIDEND FUND	Apr. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 616
Expense Example, with Redemption, 3 Years	809
Expense Example, with Redemption, 5 Years	1,018
Expense Example, with Redemption, 10 Years	1,619
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	1,807
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	701
Expense Example, with Redemption, 10 Years	$ 1,550